Registration No. 333-121449

File No. 811-21686

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 25	☒

Oppenheimer Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of June, 2018.

Oppenheimer Portfolio Series on behalf of its series Active Allocation Fund, Conservative Investor Fund, Equity Investor Fund and Moderate Investor Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the Board of Trustees	June 13, 2018
Brian F. Wruble

Arthur P. Steinmetz*	Trustee, President and Principal Executive Officer	June 13, 2018
Arthur P. Steinmetz

Brian S. Petersen*	Treasurer, Principal Financial & Accounting Officer	June 13, 2018
Brian S. Petersen

Beth Ann Brown*	Trustee	June 13, 2018
Beth Ann Brown

Edmund P. Giambastiani, Jr.*	Trustee	June 13, 2018
Edmund P. Giambastiani, Jr.

Elizabeth Krentzman*	Trustee	June 13, 2018
Elizabeth Krentzman

Mary F. Miller*	Trustee	June 13, 2018
Mary F. Miller

Joel W. Motley*	Trustee	June 13, 2018
Joel W. Motley

Joanne Pace*	Trustee	June 13, 2018
Joanne Pace

Daniel S. Vandivort*	Trustee	June 13, 2018
Daniel S. Vandivort

*By: /s/ Taylor V. Edwards
Taylor V. Edwards, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document